Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share
Basic earnings per share for the year 2017 has been calculated by dividing the profit/(loss) attributable to equity holders of the company by the number of shares outstanding. Diluted earnings per share equals basic earnings per share for the period presented.

	For the year ended December 31,
Item	2017	2016	2015
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	(111,804)	(4,855)	(209,005)
Profit/(loss) from discontinuing operations attributable to Atlantica Yield Plc.	-	-	-
Average number of ordinary shares outstanding (thousands) - basic and diluted	100,217	100,217	92,795
Earnings per share from continuing operations (US dollar per share) - basic and diluted	(1.12)	(0.05)	(2.25)
Earnings per share from discontinuing operations (US dollar per share) - basic and diluted	-	-	-
Earnings per share from profit/ (loss) for the period (US dollar per share) - basic and diluted	(1.12)	(0.05)	(2.25)